DEPOSITS AND RECLAMATION PROVISION (Details)	13 Months Ended
	Dec. 31, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2019 CAD ($)
DEPOSITS AND RECLAMATION PROVISION (Details)
Balance	$ 323,933	$ 323,933	$ 0
Acquisition Of Gamesquare/rto	317,625
Change In Estimates	$ 6,308